Reporting Segment and Geographic Information - Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Property and equipment, net and right-of-use assets	$ 26,875	$ 21,543
Domestic (Israel) [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Property and equipment, net and right-of-use assets	15,299	16,357
United States [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Property and equipment, net and right-of-use assets	11,205	4,756
Japan [Member]
Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets [Line Items]
Property and equipment, net and right-of-use assets	$ 371	$ 430